Provisions - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 42.2
Additional provision in the period	1.2
Release of provision	(0.4)
Utilization of provision	(1.6)
Foreign exchange	0.1
Other provisions at end of period	41.5
Current	38.6	€ 39.3
Non-current	2.9	2.9
Provisions	41.5	€ 42.2
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	5.6
Additional provision in the period	0.4
Release of provision	0.0
Utilization of provision	(1.0)
Foreign exchange	0.0
Other provisions at end of period	5.0
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.9
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(0.1)
Foreign exchange	0.0
Other provisions at end of period	7.8
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	28.7
Additional provision in the period	0.8
Release of provision	(0.4)
Utilization of provision	(0.5)
Foreign exchange	0.1
Other provisions at end of period	€ 28.7